Other assets (Details) - CAD CAD in Thousands	Dec. 31, 2016	Dec. 31, 2015
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid lease payments	CAD 1,839	CAD 1,834
Intangible assets	1,790	3,174
Deferred financing costs	320	413
Deferred lease inducement assets	927	1,070
Total other assets, noncurrent	CAD 4,876	CAD 6,491